Loans and financings (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current	$ 143,196	$ 50,840
Non-current	1,582,370	1,618,419
Loans and financings	1,725,566	1,669,259	$ 1,699,315
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Current	112,210
Non-current	1,334,015
Loans and financings	1,446,225	1,392,625
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Current	30,986
Non-current	248,355
Loans and financings	$ 279,341	276,190
Other [member]
IfrsStatementLineItems [Line Items]
Loans and financings		$ 444